Significant Accounting Policies	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries, Corindus, Inc. and Corindus Security Corporation, which was created on December 21, 2012 to hold and invest the proceeds from issuance of equity. All intercompany transactions and balances have been eliminated in consolidation. The functional currency of the wholly-owned subsidiary is the U.S. dollar and, therefore, the Company has not recorded any currency translation adjustments.

Segment Information

The Company operates in one business segment, which is the marketing, sales and development of robotic-assisted vascular interventions. Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker in making decisions regarding resource allocation and assessing performance. To date, the chief operating decision maker has made such decisions and assessed performance at the company level, as one segment. The Company’s chief operating decision maker is the Chief Executive Officer.

Use of Estimates

The process of preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements. Such management estimates include those relating to revenue recognition, inventory write-downs to reflect net realizable value, assumptions used in the valuation of stock-based awards and warrants, and valuation allowances against deferred tax assets. Actual results could differ from those estimates.

Unaudited Interim Financial Information

The accompanying balance sheet as of September 30, 2014, the statements of operations and comprehensive loss, cash flows for the nine months ended September 30, 2013 and 2014, and the statements of stockholders’ equity for the nine months ended September 30, 2014 are unaudited. The interim unaudited financial statements have been prepared on the same basis as the annual audited financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of September 30, 2014 and the results of its operations and its cash flows for the nine months ended September 30, 2013 and 2014. The financial data and other information disclosed in these notes related to the nine months ended September 30, 2013 and 2014 are also unaudited. The results for the nine months ended September 30, 2014 are not necessarily indicative of results to be expected for the year ending December 31, 2014, any other interim periods, or any future year or period.

Financial Instruments

Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level hierarchy is used to prioritize the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements), and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 – Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 – Level 3 inputs are unobservable inputs for the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table shows the Company’s assets and liabilities as of December 31, 2012 and 2013 that are measured and recorded in the financial statements at fair value on a recurring basis:

	December 31, 2012
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3
Assets
Money market funds (a)	$25,300	$—	$—
Liabilities
Warrant liability (b)	$—	$—	$2,981

	December 31, 2013
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3
Assets
Money market funds (a)	$9,700	$—	$—
Liabilities
Warrant liability (b)	$—	$—	$3,152

(a) The fair values of the Company’s money market funds are based on quotes received from third-party banks.

(b) See Note 11 for a discussion of Level 3 inputs

There were no assets and liabilities measured at fair value at September 30, 2014.

There were no transfers between Level 1 and Level 2 assets or liabilities during the years ended December 31, 2012 and 2013, and the nine months ended September 30, 2014.

The Company’s financial instruments of long-term deposits and notes receivable are carried at cost, which approximates fair value due to the relatively short duration of these instruments. The fair value of the Company’s long-term debt approximates its carrying value based on the fact the debt was entered into on June 11, 2014.

Cash Equivalents

The Company considers highly liquid short-term investments, which consist of money market funds, with original maturity dates of three months or less at the date of purchase to be cash equivalents. From time to time, the Company’s cash balances may exceed federal deposit insurance limits.

Product Warranty and Allowance for Doubtful Accounts

The Company’s allowance for doubtful accounts was $4 thousand, $3 thousand and $6 thousand at December 31, 2012, 2013 and September 30, 2014, respectively. The Company’s accounts receivable consist primarily of amounts due from large, well-capitalized customers and while the Company reviews their creditworthiness, collectability is generally not an issue. The Company has developed an allowance for doubtful accounts based on the potential for minor collectability issues within the customer base. The amounts have not been material to date.

Customers are permitted to return defective products under the Company’s standard product warranty program. For CorPath 200 Systems, the Company’s standard one-year warranty provides for the repair of any product that malfunctions. Return and replacement can only occur if a material breach of the warranty remains uncured for 30 days. A roll-forward of the Company’s warranty liability is as follows:

Balance at December 31, 2011	$—
Provision for warranty obligation	19
Balance at December 31, 2012	19
Provision for warranty obligation	57
Settlements	(47)
Balance at December 31, 2013	29
Provisions for warranty obligations (unaudited) (unaudited)	57
Settlements (unaudited)	(28)
Balance at September 30, 2014 (unaudited)	$58

Inventories

Inventories are valued at the lower of cost or market using the first-in, first-out (FIFO) method. The Company first capitalized inventory in 2011 based on regulatory approval that had been obtained in Europe and, in 2012, the Company received 510k clearance to market and sell its product in the U.S. Given the early stage of commercialization of the Company’s CorPath 200 System, the Company routinely monitors the recoverability of its inventory and records lower of cost or market reserves, or reserves for excess and obsolete inventory, as required. Scrap and excess manufacturing costs are charged to cost of sales as incurred and not capitalized as part of inventory.

Property and Equipment

Property and equipment is carried at cost. Major items and betterments are capitalized; maintenance and repairs are charged to expense as incurred. The Company capitalizes certain costs incurred in connection with developing or obtaining internal-use software. Software costs that do not meet capitalization criteria are expensed as incurred. Corindus equipment is used on-site and at trade shows to demonstrate the CorPath 200 System. At September 30, 2014, the Company had four systems in the field under a program that involves the placement of a system at the customer’s site and the customer agrees to purchase a minimum number of cassettes each month.

Depreciation on the demonstration equipment is charged to sales and marketing and the deprecation on the field equipment is charged to cost of revenue. Depreciation is computed under the straight-line method over the estimated useful lives of the respective assets.

Depreciation is provided over the following assets lives:

Machinery and equipment	5 years
Computer equipment	3 years
Office furniture and equipment	5 years
Leasehold improvements	Shorter of life of lease or 5 years
Vendor tooling	3 years
Software	4 years
Demonstration equipment	3 years
Field equipment	3 years

Impairment of Long-Lived Assets

The Company’s long-lived assets principally consist of property and equipment. The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-lived assets may not be recoverable. An impairment loss is recognized when expected cash flows are less than an asset’s carrying value. Accordingly, when indicators of impairment are present, the Company evaluates the carrying value of such assets in relation to the operating performance and future undiscounted cash flows of the underlying assets. The Company’s policy is to record an impairment loss when it is determined that the carrying amount of the asset may not be recoverable. No such impairment charges have been recognized.

Revenue Recognition

The CorPath 200 System is a capital medical device used by hospitals and surgical centers to perform heart catheterizations. Use of the system also requires a single-use cassette for each procedure, which are sold separately. Products are sold to customers with no rights of return.

The Company recognizes revenue on the sale of products when the following criteria are met:

•	Persuasive evidence of an arrangement exists
•	The price to the buyer is fixed or determinable
•	Collectability is reasonably assured
•	Risk of loss transfers and the product is delivered.

In each arrangement, the Company is responsible for installation of the system and initial user training, which services are deemed essential to the functionality of the system. Therefore, the Company recognizes system revenue when the system is delivered and installed, and accepted by the end user customer.

Each system is sold with a standard one year warranty, which provides that the system will function as intended and during that one year period, the Company will either replace the product or a portion thereof or provide the necessary repair service during the Company’s normal service hours. The Company accrues for the estimated costs of the warranty once the system revenue is recognized.

The Company generally enters into multiple element arrangements, which include the sale of a system with an initial order of cassettes, and may include either a basic service plan or a premium service plan. The difference between a basic and premium service plan is a basic service plan provides for an extended warranty period and the premium service plan provides for the extended warranty as well as component upgrades. Deliverables, which are accounted for as separate units of accounting under multiple-element arrangements include: (a) the system, including delivery, installation and initial training, which are subject to customer acceptance and (b) the initial shipment of cassettes to the customer, and may include (c) a basic service plan or (d) a premium service plan.

The Company recognizes revenue on multiple-element arrangements in accordance with Accounting Standards Update (ASU) 2009-13, Revenue Recognition (Topic 605): Multiple Deliverable Revenue Arrangements, based on the estimated selling price of each element. In accordance with ASU 2009-13, the Company uses vendor-specific objective evidence (VSOE), if available, to determine the selling price of each element. If VSOE is not available, the Company uses third-party evidence (TPE) to determine the selling price. If TPE is not available, the Company uses its best estimate to develop the estimated selling price. The Company uses BESP to determine the selling price sale of its systems as well as the basic and premium service plans, as well as the price of service plans charged to customers when such services are sold separately in subsequent transactions. BESP is determined based on estimated costs plus a reasonable margin, and has generally been consistent with the price charged to the customer for such products and services. The Company uses VSOE to determine the selling price of the initial order of cassettes based on the price charged to customers when the cassettes when are sold separately.

Revenue related to basic service plans is recognized on a straight-line basis over the life of the service contract. Revenue related to premium service plans is recognized over the life of the service contract, with consideration given to the expected timing of costs to be incurred related to the delivery of component upgrades. Revenues from accessories are recorded upon delivery and services provided by the Company outside of a basic or premium service contract are recognized as the services are provided.

There are no performance, cancellation, termination-, and refund-type provisions under the Company’s multiple element arrangements.

On January 21, 2011, Corindus entered into a distributor agreement with Philips Medical Systems Nederland, B.V. (Philips) appointing Philips to be the sole worldwide distributor for the promotion and sale of Corindus’s CorPath 200 System. Under the agreement, Philips sold the equipment directly to the end user and Corindus was responsible for installation and initial training. Revenue was recognized on a net basis based on the amount billed to Philips and upon acceptance of the system by the end-user customer. At December 31, 2013 and 2012, Philips owed Corindus $125 and $255, respectively, for systems shipped under the distribution agreement. At September 30, 2014, there were no amounts outstanding from Philips. This agreement with Philips expired August 7, 2014.

The Company also sells cassettes under a CorPath Utilization Program (CUP), which is a multi-year arrangement that involves the placement of a CorPath System at a customer’s site free of charge and the customer agrees to purchase a minimum number of cassettes each month at a premium over the regular price. The Company records revenue upon shipment of the cassettes based on the selling price of the cassettes. The system is capitalized as a fixed asset and depreciated on a straight line basis through cost of revenue over the estimated useful life of the system, which generally approximates the length of the CUP program contract, which is typically 36 months. Revenues under this program have not been significant to date.

The Company also uses a One-Stent program to demonstrate its confidence in the CorPath System’s ability to help accurately measure anatomy and precisely place only one stent per lesion. The Company provides eligible customers registered under the program a $1 credit against future cassette purchases for a qualifying CorPath PCI procedure which uses more than one stent per lesion. The estimated cost of honoring the potential obligation under the stent program is accrued as additional cost of revenue at the time of shipment.

The Company records shipping and handling costs as a selling expense in the period incurred, and records any payments from customers for shipping costs as a reduction of selling expenses. Such amounts have not been material in the periods presented.

Research and Development

Costs for research and development are expensed as incurred. Research and development expense primarily comprises salaries, salary-related expenses and costs of contractors and materials.

Income Taxes

The Company accounts for income taxes using the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts that are realizable.

The Company accounts for uncertain tax positions using a “more-likely-than-not” threshold for recognizing and resolving uncertain tax positions. The evaluation of uncertain tax positions is based on factors including, but not limited to, changes in tax law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity and changes in facts or circumstances related to a tax position. The Company evaluates these tax positions on an annual basis. The Company also accrues for potential interest and penalties related to unrecognized tax benefits in income tax expense.

The Company recognizes the tax benefit of tax positions to the extent that the benefit will more likely than not be realized. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances.

Stock-Based Compensation

The Company recognizes compensation costs resulting from the issuance of stock-based awards to employees as an expense in the consolidated statement of operations over the requisite service period based on a measurement of fair value for each stock award. The Company recognizes compensation costs resulting from the issuance of stock-based awards to non-employees as an expense in the consolidated statement of operations over the service period based on a measurement of fair value for each stock award.

The fair value of the common stock has been determined by the Board of Directors after considering a broad range of factors, including the results obtained from an independent third-party valuation, the illiquid nature of an investment in the Company’s common stock, the Company’s historical financial performance and financial position, the Company’s future prospects and opportunity for liquidity events, and recent sale and offer prices of common and preferred stock in private transactions negotiated at arm’s length.

The following assumptions were used to estimate the fair value of stock options granted using the Black-Scholes option pricing model:

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
Risk-free interest rate	0.90% to 0.70%	0.72% to 1.43%	0.72% to 1.13%	1.94%
Expected term in years	5.75 to 6.25	5.75 to 6.25	6.25	6.25
Expected volatility	80%	80%	80%	50%
Expected dividend yield	0%	0%	0%	0%

The risk-free interest rate assumption is based upon observed U.S. government security interest rates with a term that is consistent with the expected term of the Company’s employee stock options. The expected term is based on the average of the vesting period and contractual term of the Company’s options. The Company does not pay a dividend, and is not expected to pay a dividend in the foreseeable future.

Due to a lack of a public market for the Company’s common stock, the Company utilized comparable public companies’ volatility rates as a proxy of its expected volatility for purposes of the Black-Scholes option pricing model. Stock-based compensation expense is recorded net of estimated forfeitures and is trued up periodically for actual forfeitures. The Company uses historical data to estimate forfeiture rates. For the year-ended December 31, 2013 and nine months ended September 30, 2014, forfeitures were estimated to be 4.9% and 5%, respectively.

Warrant Liability

The Company reviews the terms of warrants issued in connection with the applicable accounting guidance and classifies warrants as a long-term liability on the consolidated balance sheets if the warrant may conditionally obligate the Company to transfer assets, including repurchase of the Company’s shares, at some point in the future. Warrants to purchase shares of redeemable convertible preferred stock meet these criteria and therefore require liability-classification. The Company classifies warrants within stockholders’ equity on the consolidated balance sheets if the warrants are considered to be indexed to the Company’s own stock, and otherwise would be recorded in stockholders’ equity.

Liability-classified warrants are subject to re-measurement at each balance sheet date, and any change in fair value is recognized as a component of other income (expense) in the consolidated statements of operations. The Company estimates the fair value of these warrants at issuance and each balance sheet date thereafter using the Black-Scholes option-pricing model as described in the stock-based compensation section above, based on the estimated market value of the underlying redeemable convertible preferred stock at the valuation measurement date, the remaining contractual term of the warrant, risk-free interest rates, expected dividends and expected volatility of the price of the underlying redeemable convertible preferred stock. The fair value of the redeemable convertible preferred stock has been determined by the Board of Directors after considering a broad range of factors, including the results obtained from an independent third-party valuation, the illiquid nature of an investment in the Company’s redeemable convertible preferred stock, the Company’s historical financial performance and financial position, the Company’s future prospects and opportunity for liquidity events, and recent sale and offer prices of common and preferred stock in private transactions negotiated at arm’s length.

The Company had warrants outstanding to purchase shares of Series A, D and E Redeemable Convertible Preferred Stock, which converted into warrants to purchase shares of Common Stock at the date of the Acquisition. The warrant instruments required mark to market accounting which were recorded in the statements of operations based on their fair values determined using the Black-Scholes model and the fair value of underlying Preferred Stock. The warrant instruments were re-valued for the last time at the date of the Acquisition and reclassified into stockholders’ equity.

Concentrations of Credit Risk and Significant Customers

The Company has no significant off-balance sheet risk such as foreign exchange contracts, option contracts, or other hedging arrangements.

The Company had one customer, who was its distributor, Philips, who accounted for approximately 94%, 71%, 75% and 13% of its revenues in 2012 and 2013 and for the nine months ended September 30, 2013 and 2014, respectively. Philips also accounted for approximately 96%, 78% and 0% of its accounts receivables at December 31, 2012 and 2013 and September 30, 2014, respectively.

The Company also had the following customers that accounted for greater than 10% of its revenues for the periods presented:

	Year ended December 31,		Nine months ended September 30,
Customer	2012	2013	2013	2014
A	—	—	—	34%
B	—	—	—	15%
C	—	—	—	13%

The Company also had the following customers that accounted for greater than 10% of its accounts receivable as of the following dates:

	December 31,		September 30,
Customer	2012	2013	2014
B	—	—	74%

Related-Party Transaction

On January 21, 2011, the Company entered into a distributor agreement with Philips Medical Systems Nederland B.V., appointing Philips to be the sole distributor for the promotion and sale of the Company’s CorPath System. This agreement will remain in force for two years from the later of FDA approval of CorPath or the date on which Corindus notifies Philips that it has minimum inventory levels available for shipment. As required by the distributor agreement, the Company notified Philips on August 7, 2012 of the commencement of the two-year agreement term. At December 31, 2013 and September 30, 2014, Philips held shares representing a 28.3% and 16.4% interest in the Company, respectively.

For the years ended December 31, 2013 and 2012, the Company recorded revenues of $630 and $190, respectively, from shipments to Philips under the distribution agreement in accordance with the revenue recognition policy outlined above. For the nine months ended September 30, 2013 and September 30, 2014, the Company recorded revenues of $380 and $315, respectively, from shipments to Philips under the distribution agreement.

At December 31, 2012 and 2013 and September 30, 2014, Philips owed the Company $255, $125 and $0, respectively, resulting from selling activity under the agreement.

Accounting Pronouncements Adopted in 2013

In June 2011, the Financial Accounting Standards Board (FASB) issued an accounting standards update that requires entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. This guidance is effective for fiscal years and interim periods beginning after December 15, 2011 on a retrospective basis, with early adoption permitted. As the new guidance relates only to how comprehensive income is disclosed and does not change how comprehensive loss is computed.

The items that must be reported as comprehensive income, the adoption of this standard did not have a material impact on the Company’s consolidated statements.

Recent Accounting Pronouncements Not Yet Adopted

In May 2014, the FASB issued ASU No. 2014-09 – Revenue from Contracts with Customers (Topic 606). ASU 2014-09 supersedes most of the existing guidance on revenue recognition in Accounting Standards Codification (“ASC”) Topic 605, Revenue Recognition. The core principle of the revenue model is that an entity recognizes revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. In applying the revenue model to contracts within its scope, an entity will need to (i) identify the contract(s) with a customer (ii) identify the performance obligations in the contract (iii) determine the transaction price (iv) allocate the transaction price to the performance obligations in the contract and (v) recognize revenue when (or as) the entity satisfies a performance obligation. ASU No. 2014-09 is effective for public entities for annual and interim periods beginning after December 15, 2016. The ASU allows for either full retrospective adoption, where the standard is applied to all of the periods presented, or modified retrospective adoption, where the standard is applied only to the most current period presented in the financial statements. The Company is currently assessing the impact of this standard to its consolidated financial statements.